Accumulated Other Comprehensive Income (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated other comprehensive income	Accumulated Other Comprehensive Income
The components of, and changes in, accumulated other comprehensive income (loss) are as follows:

	2019	2018
Currency translation adjustment
Opening balance, Jan. 1	17	(26)
Gains (losses) on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax	(59)	84
Gains (losses) on financial instruments designated as hedges of foreign operations, net of reclassifications to net earnings, net of tax	21	(41)
Balance, Dec. 31	(21)	17
Cash flow hedges
Opening balance, Jan. 1	508	562
Gains (losses) on derivatives designated as cash flow hedges, net of reclassifications to net earnings and to non-financial assets, net of tax(1)	19	(54)
Balance, Dec. 31	527	508

Employee future benefits
Opening balance, Jan. 1	(29)	(44)
Net actuarial gains (losses) on defined benefit plans, net of tax(2)	(26)	15
Balance, Dec. 31	(55)	(29)
Other
Opening balance, Jan. 1	(15)	(3)
Change in ownership of TransAlta Renewables	1	4
Intercompany investments at FVOCI	17	(16)
Balance, Dec. 31	3	(15)
Accumulated other comprehensive income	454	481
(1) Net of income tax of $6 million for the year ended Dec. 31, 2019 (2018 - $12 million).
(2) Net of income tax of $7 million for the year ended Dec. 31, 2019 (2018 - $5 million).